CAPITAL STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
CAPITAL STOCK

5.            CAPITAL STOCK

SERIES A PREFERRED STOCK

The Company is authorized to issue 100,000,000 shares of preferred stock, $0.001 par value per share, of which 3,500,000 shares have been designated Series A Preferred Stock. At September 30, 2015 and December 31, 2014, 462,922 and 949,477 shares of Series A Preferred Stock, respectively, were issued and outstanding.

During the nine months ended September 30, 2015, 528,345 shares of Series A Preferred Stock were converted into 1,145,796 shares of common stock.  In addition, the Company issued 22,718 shares of its common stock in satisfaction of a $8,889 dividend accrued on the shares of Series A Preferred Stock that were converted.

For the nine months ended September 30, 2015, the Company accrued a preferred stock dividend of $44,491. The Company issued 41,790 shares of Series A Preferred Stock in payment of such dividends as related to the Series A Preferred Stock outstanding at June 30, 2015.

During the nine months ended September 30, 2014, 1,493,976 shares of Series A Preferred Stock were converted into 2,480,000 shares of the Company’s common stock.  In addition, the Company issued 34,339 shares of the Company’s common stock in satisfaction of a $17,170 dividend accrued on the shares of Series A Preferred Stock that were converted.

For the nine months ended September 30, 2014, the Company accrued a preferred stock dividend of $57,791.  The Company issued 46,586 shares of Series A Preferred Stock in payment of such dividends as related to the Series A Preferred Stock outstanding at June 30, 2014.

SERIES B PREFERRED STOCK

The Company is authorized to issue 100,000,000 shares of preferred stock, $0.001 par value per share, of which 12,000,000 shares have been designated Series B Preferred Stock. At September 30, 2015 and December 31, 2014, 5,694,571 shares of Series B Preferred Stock were issued and outstanding.

For the nine months ended September 30, 2015 and 2014, the Company accrued a Series B Preferred Stock dividend of $376,977 and $340,046, respectively. In addition, the Company issued 2,507 shares of common stock in payment of such dividends as related to the Series B Preferred Stock converted to common stock during the nine months ended September 30, 2014.

During the nine months ended September 30, 2015, there were no voluntary conversions.

COMMON STOCK

The Company has authorized 100,000,000 shares of its common stock, $0.001 par value per share. At September 30, 2015 and December 31, 2014, the Company had issued and outstanding 30,366,011 and 29,197,497 shares of its common stock, respectively.

SERIES A PREFERRED STOCK

The Company is authorized to issue 100,000,000 shares of preferred stock, $0.001 par value, of which 3,500,000 shares have been designated Series A Preferred Stock. At December 31, 2014 and 2013, 949,477 and 2,350,196 shares of Series A Preferred Stock, respectively, were issued and outstanding.

The material terms of the Series A Preferred Stock, as specified in the Certificate of Designation for the Series A Preferred Stock, are as follows:

Conversion

Each share of Series A Preferred Stock may, at the holder’s option, convert into common stock. The conversion rate is equal to the sum of the stated value of the Series A Preferred Stock, which is $0.83 per share, plus all accrued and unpaid dividends, divided by the conversion price. As a result of the issuance of the Series B Preferred Stock pursuant to the 2013 Series B Offering, the conversion price of the Series A Preferred Stock was reduced from $0.83 to $0.50. During the year ended December 31, 2014, 1,493,976 shares of Series A Preferred Stock were converted into 2,480,000 shares of the Company’s common stock. In addition, the Company issued 34,339 shares of the Company’s common stock in satisfaction of $17,170 dividend accrued on the shares of Series A preferred Stock that were converted.  No Series A Preferred Stock was converted during 2013.

Subject to the specified provisions, the Series A Preferred Stock will automatically convert into common stock at the conversion price on the mandatory conversion date, which is defined as the first date at least six (6) months after the issuance of the Series A Preferred Stock on which each of the following conditions shall have been satisfied: (i) the Company shall have consummated, a qualified financing for aggregate gross proceeds to the Company of $7,000,000, (ii) the volume weighted average trading price for the Company’s common stock for each day on thirty (30) consecutive trading days immediately preceding such date, must be above $1.50 and the trading volume over that period must exceed 1,500,000 shares, and (iii) as of such date, all shares of common stock issuable upon conversion of the Series A Preferred Stock are registered under the Securities Act of 1933, as amended (the “Act”) pursuant to an effective registration statement or are otherwise eligible for sale under Rule 144 under the Act. As of December 31, 2014, no mandatory conversion has taken place as all of the conditions required for such mandatory conversion have not occurred.

Dividends

(a) Cumulative Preferred Dividends.  Each holder of the Series A Preferred Stock shall be entitled to receive cash dividends payable on the stated value of the Series A Preferred Stock at a rate of 10% per annum which shall be cumulative and accrue daily from the original issuance date; provided however, if either (i) the Company shall not have consummated a qualified financing with aggregate gross proceeds to the Company of $7,000,000 on or before June 30, 2012, or (ii) for any reason, any shares of common stock issuable upon conversion of the Series A Preferred Stock are not registered pursuant to an effective registration statement on or before June 30, 2012 or are not otherwise eligible for sale under Rule 144 of the Act, then, effective July 1, 2012, the rate of dividends on the Series A Preferred Stock shall increase to 12% per annum.  Both of the above conditions have been met by the Company and accordingly, the rate of dividends on the Series A Preferred Stock remains at 10% per annum.

(b) Payment of Dividends.  The Company shall be required to pay all accrued and unpaid dividends (whether or not declared) in respect of the Series A Preferred Stock semi-annually on each June 30 and December 31 of each calendar year. All such dividends shall be paid in cash; provided, that, at the option of the Company, the Company may pay any accrued and unpaid dividends on the Series A Preferred Stock in the form of additional shares of Series A Preferred Stock, with each share of Series A Preferred Stock being valued for this purpose at the stated value in effect on the date of payment.

For the year ended December 31, 2014, the Company accrued a preferred stock dividend of $94,573 and issued 93,257 shares of Series A Preferred Stock in payment of such dividend. In addition, during the year ended December 31, 2014, the Company issued 34,399 shares of common stock in payment of such dividend as related to the shares of Series A Preferred Stock converted into common stock.  For the year ended December 31, 2013, the Company accrued a preferred stock dividend of $185,606 and issued 223,622 shares of Series A Preferred Stock in payment of such dividends.

Liquidation preference

In the event of liquidation, dissolution or winding up of the business of the Company, whether voluntary or involuntary, each holder of Series A Preferred Stock shall be entitled to receive, for each share thereof, out of assets of the Company legally available therefor, a preferential amount in cash, per share of Series A Preferred Stock, equal to (and not more than) the sum of the (x) stated value, plus (y) all accrued and unpaid dividends thereon. All preferential amounts to be paid to the holders of Series A Preferred Stock in connection with such liquidation, dissolution or winding up shall be paid before the payment or setting apart for payment of any amount for, or the distribution of any assets of the Company to the holders of the Company's common stock. If upon any such distribution the assets of the Company shall be insufficient to pay the holders of the outstanding shares of Series A Preferred Stock the full amounts to which they shall be entitled, such holders shall share ratably in any distribution of assets in accordance with the sums which would be payable on such distribution if all sums payable thereon were paid in full.

Voting

The holders of the Series A Preferred Stock have the right to one vote for each share of common stock into which such Series A Preferred Stock could then convert.

SERIES B PREFERRED STOCK

The Company is authorized to issue 100,000,000 shares of preferred stock, $0.001 par value, of which 12,000,000 shares have been designated Series B Preferred Stock. At December 31, 2014 and 2013, 5,694,571 and 5,725,821 shares of Series B Preferred Stock were issued and outstanding, respectively.

The material terms of the Series B Preferred Stock, as specified in the Certificate of Designation for the Series B Preferred Stock, are as follows:

Ranking

The Series B Preferred Stock ranks junior to the Company’s Series A Preferred Stock and senior to the Company’s common stock with respect to distributions of assets upon the liquidation, dissolution or winding up of the Company.

Stated Value

Each share of Series B Preferred Stock will have a stated value of $0.80, subject to adjustment for stock splits, combinations and similar events.

Dividends

Cumulative dividends on the Series B Preferred Stock accrue at the rate of 10% of the stated value per annum, compounded annually, from and after the date of the initial issuance through the third anniversary of the issuance date; provided, however, that any holder of at least 4,500,000 shares of Series B Preferred Stock after the issuance date and prior to October 1, 2013 (a “Major Holder”) will be entitled to accrued dividends through the fourth anniversary of the issuance date (as applicable, the “Accrual Period”). Accrued dividends are payable upon the earliest to occur of (i) the third anniversary of the issuance date (or, with respect to the Major Holder, the fourth anniversary of the issuance date), (ii) mandatory conversion (as described below) and (iii) an automatic conversion upon a fundamental transaction (as such term is defined in the Certificate of Designation) or triggering event (as described below). Dividends are payable in Series B Preferred Stock valued at the stated value, or in cash upon the mutual agreement of the Company and the holder.

For the year ended December 31, 2014, the Company accrued a Series B Preferred Stock dividend of $466,966 which is included in accrued expenses in the Company’s consolidated balance sheet. The Company issued 2,507 shares of common stock in payment of such dividend as related to the 31,250 shares of Series B Preferred Stock converted to common stock during the year ended December 31, 2014. For year ended December 31, 2013, the Company accrued a Series B Preferred Stock dividend of $122,876.

Liquidation Preference

If the Company voluntarily or involuntarily liquidates, dissolves or winds up its affairs, each holder of the Series B Preferred Stock will be entitled to receive out of the Company’s assets available for distribution to stockholders, after satisfaction of liabilities to creditors, if any, and payments due to holders of the Series A Preferred Stock but before any distribution of assets is made on the Company’s common stock or any of our other shares of stock ranking junior as to such a distribution to the Series B Preferred Stock, a liquidating distribution in the amount in the amount of the stated value of all such holder’s Series B Preferred Stock plus all accrued and unpaid dividends thereon.

Voluntary Conversion

Each share of Series B Preferred Stock is convertible at the holder’s option into the Company’s common stock in an amount equal to the stated value plus accrued and unpaid dividends thereon through the conversion date divided by the then applicable conversion price. The initial conversion price is $0.80 per share and is subject to customary adjustments for issuances of shares of common stock as a dividend or distribution on shares of the common stock, or mergers or reorganizations, as well as “full-ratchet” anti-dilution adjustments for future issuances of other Company securities.  As a result of the issuance of common stock pursuant to the 2013 Common Stock Offering, the conversion price of the Series B Preferred Stock was reduced from $0.80 to $0.50, provided, however, Platinum waived its right to adjust the conversion price of the 4,523,076 shares of Series B Preferred Stock held by it and accordingly, such conversion price remains $0.80 per share solely with respect to Platinum until the issuance of common stock to consultants in April 2014 with a fair value of $0.53 per share. During the year ended December 31, 2014, 31,250 shares of Series B Preferred Stock were converted into 50,000 shares of the Company’s common stock.  No Series B Preferred Stock was converted during 2013.

Holders also have the option to convert their Series B Preferred Stock upon the occurrence of a fundamental transaction or one of the following triggering events: Johan (Thijs) Spoor ceases to be the chief executive officer of the Company; or there is a change in three of the five current members of the Company’s board of directors, such conversion will be on the same terms as a mandatory conversion.

Mandatory Conversion

The Series B Preferred Stock is subject to mandatory conversion at such time as the volume weighted average price of the Company’s common stock is at least $1.20 (subject to adjustments for stock splits and similar events) provided, that, on the mandatory conversion date, (A) a registration statement providing for the resale of the shares underlying the Series B Preferred Stock is effective, or such shares may be offered for sale to the public without limitations pursuant to Rule 144, (B) trading in the common stock shall not have been suspended by the SEC or exchange or market on which the common stock is trading), (C) the daily volume of the common stock is at least 50,000 shares per day for the applicable ten (10) consecutive trading days, and (D) the Company is in material compliance with the terms and conditions of the transaction documents. In the event of mandatory conversion, each share of Series B Preferred Stock will convert into the number of shares of common stock equal to the stated value plus accrued and unpaid dividends for the Accrual Period divided by the conversion price.

Voting Rights

The holders of the Series B Preferred Stock will be entitled to vote upon all matters upon which holders of common stock have the right to vote, such votes to be counted together with all other shares of capital stock having general voting powers and not separately as a class. The holders of the Series B Preferred Stock will be entitled to the number of votes equal to the number of common stock into which the Series B Preferred Stock are then convertible.

In addition, as long as at least 25% of the Series B Preferred Stock remains outstanding, the Company will not, without the affirmative vote or consent of the holders of at least a majority of the outstanding Series B Preferred Stock, voting as a separate class, (i) amend, waive or repeal (including through a merger, consolidation or similar event) any provision of the Company’s articles of incorporation or by-laws in any manner that adversely affects the rights of the holders of the Series B Preferred Stock; (ii) alter or change adversely the preferences, rights, privileges, or restrictions of the Series B Preferred Stock; (iii) authorize or create any class or series of stock having rights, preferences or privileges in any respect senior to the Series B Preferred Stock; or (iv) reclassify, alter or amend any existing class or series of stock, if such reclassification, alteration or amendment would render such other class or series of stock as having rights, preferences or privileges in any respect senior to the Series B Preferred Stock.

COMMON STOCK

The Company has authorized 100,000,000 shares of its common stock, $0.001 par value, At December 31, 2014 and 2013, the Company had issued and outstanding 29,197,497 and 25,675,013, respectively, shares of its common stock.

During the year ended December 31, 2013, the Company issued 60,000 shares of common stock for services performed pursuant to a consulting agreement. The total fair value of these shares, $45,550, is included in operating expenses. In addition, on December 31, 2013, the Company issued 1,285,000 shares of common stock, valued at $0.50 per share, in connection with the 2013 Common Stock Offering.

In January 2014, the Company issued 470,000 shares of common stock, at $0.50 per share for net cash proceeds of $203,055, in connection with the 2013 Common Stock Offering (see Note 7).

In April 2014, the Company issued 304,888 shares of common stock for services performed pursuant to a consulting agreement. The total fair value of these shares, $178,160, is included in operating expenses. As a result of issuing these shares, the conversion price of the remaining Series B Preferred Stock, not previously adjusted to $0.50, (including Platinum) was reduced from $0.80 to $0.53.